Acquisitions - Schedule of Business Acquisition, Pro Forma Information (Details) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Business Combinations [Abstract]
Revenues	$ 27,961,351	$ 19,416,537
Net (loss)	$ (5,288,735)	$ (16,371,058)
Loss per common share	$ 0.00	$ (0.01)